Cover	May 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2023
Entity File Number	0-22923
Entity Registrant Name	INTERNATIONAL ISOTOPES INC.
Entity Central Index Key	0001038277
Entity Tax Identification Number	74-2763837
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	4137 Commerce Circle
Entity Address, City or Town	Idaho Falls
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83401
City Area Code	208
Local Phone Number	524-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false